Deposits and Subordinated Debt - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 657,201	$ 672,500	$ 659,034
CANADA
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	409,211		407,926
CANADA | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	140,347		158,475
CANADA | Less than 3 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	21,330		18,081
CANADA | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	15,725		29,679
CANADA | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	25,016		28,109
CANADA | Over 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 78,276		$ 82,606